UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: May 31, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

AMCAP Fund®
Investment portfolio

May 31, 2011
unaudited

Common stocks — 90.84%	Shares	Value (000)

INFORMATION TECHNOLOGY — 23.60%
Apple Inc.1	1,480,000	$514,788
Microsoft Corp.	20,545,000	513,831
Oracle Corp.	13,520,000	462,655
Accenture PLC, Class A	7,960,000	456,825
Corning Inc.	21,100,000	425,165
Yahoo! Inc.1	21,903,800	362,508
Google Inc., Class A1	661,900	350,158
MasterCard Inc., Class A	875,000	251,169
QUALCOMM Inc.	4,100,000	240,219
Hewlett-Packard Co.	6,150,000	229,887
Automatic Data Processing, Inc.	2,975,000	163,952
Rovi Corp.1	2,800,000	162,288
Avago Technologies Ltd.	4,000,000	135,160
Intel Corp.	6,000,000	135,060
eBay Inc.1	4,050,000	126,238
Trimble Navigation Ltd.1	2,790,000	121,895
Autodesk, Inc.1	2,660,000	114,327
Cisco Systems, Inc.	6,085,300	102,233
International Business Machines Corp.	600,000	101,358
Texas Instruments Inc.	2,720,000	96,016
EMC Corp.1	3,150,000	89,680
FLIR Systems, Inc.	2,327,200	84,128
MediaTek Inc.2	6,750,000	75,564
Visa Inc., Class A	800,000	64,848
Maxim Integrated Products, Inc.	1,815,000	49,459
KLA-Tencor Corp.	1,083,000	46,677
Applied Materials, Inc.	3,337,000	45,984
Linear Technology Corp.	1,050,000	36,319
SAP AG2	500,000	31,113
Digital River, Inc.1	703,300	22,893
Xilinx, Inc.	496,900	17,729
		5,630,126

HEALTH CARE — 15.79%
Biogen Idec Inc.1	7,006,000	663,678
St. Jude Medical, Inc.	6,550,000	331,889
McKesson Corp.	3,475,000	297,495
Hologic, Inc.1,3	13,774,100	296,143
Endo Pharmaceuticals Holdings Inc.1,3	6,050,000	251,862
Amgen Inc.1	4,155,000	251,544
Medco Health Solutions, Inc.1	3,691,300	220,961
Medtronic, Inc.	4,690,000	190,883
Gilead Sciences, Inc.1	4,135,116	172,600
Life Technologies Corp.1	2,903,600	150,900
Stryker Corp.	2,211,000	137,966
Abbott Laboratories	2,450,000	128,012
Zimmer Holdings, Inc.1	1,719,000	116,479
Alere Inc.1	2,812,000	112,480
Forest Laboratories, Inc.1	3,000,000	108,060
Becton, Dickinson and Co.	1,200,000	105,060
Allergan, Inc.	844,600	69,874
Myriad Genetics, Inc.1	1,689,784	42,937
Illumina, Inc.1	416,000	29,985
Roche Holding AG2	165,000	29,043
Merck & Co., Inc.	778,545	28,612
Boston Scientific Corp.1	2,547,890	18,294
ZOLL Medical Corp.1	195,000	11,858
		3,766,615

CONSUMER DISCRETIONARY — 15.20%
DIRECTV, Class A1	12,240,000	615,182
Kohl’s Corp.	6,815,000	362,831
Johnson Controls, Inc.	8,550,000	338,580
YUM! Brands, Inc.	4,726,000	261,442
Staples, Inc.	11,241,800	189,087
Tractor Supply Co.	2,950,000	186,322
Best Buy Co., Inc.	5,430,000	172,457
Time Warner Cable Inc.	2,095,613	161,823
Time Warner Inc.	4,433,333	161,506
Comcast Corp., Class A	6,375,000	160,905
Garmin Ltd.1	4,300,000	146,544
News Corp., Class A	7,850,000	143,969
Lowe’s Companies, Inc.	5,000,000	120,700
Harley-Davidson, Inc.	3,100,000	115,196
Bed Bath & Beyond Inc.1	2,000,000	107,780
NIKE, Inc., Class B	1,250,000	105,562
DreamWorks Animation SKG, Inc., Class A1	3,300,000	78,903
Texas Roadhouse, Inc.	4,557,200	78,521
McDonald’s Corp.	700,000	57,078
P.F. Chang’s China Bistro, Inc.	800,000	32,312
Harman International Industries, Inc.	537,686	25,793
Timberland Co., Class A1	125,280	4,093
		3,626,586

INDUSTRIALS — 9.52%
Precision Castparts Corp.	2,960,000	465,016
Union Pacific Corp.	3,370,600	353,812
United Technologies Corp.	2,850,000	250,144
CSX Corp.	3,081,500	244,363
United Parcel Service, Inc., Class B	2,820,000	207,242
General Dynamics Corp.	2,355,000	174,788
Robert Half International Inc.	4,663,600	128,575
Serco Group PLC2	10,103,000	96,010
Southwest Airlines Co.	7,885,000	93,280
MITIE Group PLC2,3	22,902,000	87,228
Landstar System, Inc.	1,177,483	55,718
SGS SA2	22,174	44,108
MSC Industrial Direct Co., Inc., Class A	560,000	38,926
Mine Safety Appliances Co.	438,400	16,475
Iron Mountain Inc.	470,000	15,985
		2,271,670

FINANCIALS — 8.30%
JPMorgan Chase & Co.	9,500,000	410,780
Wells Fargo & Co.	10,079,600	285,958
Capital One Financial Corp.	4,245,700	230,711
American Express Co.	3,500,000	180,600
Bank of New York Mellon Corp.	6,300,000	177,093
State Street Corp.	3,669,200	167,939
Arthur J. Gallagher & Co.	3,525,000	101,203
BB&T Corp.	3,500,000	96,390
Hudson City Bancorp, Inc.	10,490,000	95,774
Zions Bancorporation	3,487,000	83,095
Cullen/Frost Bankers, Inc.	1,250,000	72,800
PNC Financial Services Group, Inc.	795,000	49,624
City National Corp.	523,600	29,495
		1,981,462

ENERGY — 7.35%
Schlumberger Ltd.	5,616,940	481,484
EOG Resources, Inc.	3,548,000	387,229
FMC Technologies, Inc.1	4,450,000	198,603
Apache Corp.	1,300,000	161,980
Devon Energy Corp.	1,625,000	136,614
Chevron Corp.	1,100,000	115,401
ConocoPhillips	1,363,000	99,799
Southwestern Energy Co.1	1,825,000	79,880
Murphy Oil Corp.	700,000	48,223
BG Group PLC2	1,180,000	27,449
Baker Hughes Inc.	230,000	17,004
		1,753,666

CONSUMER STAPLES — 4.75%
CVS/Caremark Corp.	8,100,000	313,389
PepsiCo, Inc.	2,917,981	207,527
Philip Morris International Inc.	2,500,000	179,375
L’Oréal SA2	850,000	107,167
Whole Foods Market, Inc.	1,350,000	82,566
Avon Products, Inc.	2,530,000	75,166
Ralcorp Holdings, Inc.1	785,000	69,033
Altria Group, Inc.	1,750,000	49,105
Colgate-Palmolive Co.	340,000	29,760
Shoppers Drug Mart Corp.	500,000	20,886
		1,133,974

MATERIALS — 1.82%
AptarGroup, Inc.	2,100,000	112,140
Monsanto Co.	1,400,000	99,456
Praxair, Inc.	901,531	95,418
Air Products and Chemicals, Inc.	700,000	66,563
Barrick Gold Corp.	1,000,000	47,760
AK Steel Holding Corp.	784,400	12,001
		433,338

TELECOMMUNICATION SERVICES — 1.37%
tw telecom inc.1	6,500,000	141,050
MetroPCS Communications, Inc.1	6,664,500	119,295
United States Cellular Corp.1	734,300	36,274
Telephone and Data Systems, Inc., special common shares	1,066,300	30,390
		327,009

MISCELLANEOUS — 3.14%
Other common stocks in initial period of acquisition		749,233

Total common stocks (cost: $15,011,479,000)		21,673,679

Convertible securities — 0.00%	Shares

CONSUMER DISCRETIONARY — 0.00%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units2	4,600	885

Total convertible securities (cost: $230,000)		885

	Principal amount
Short-term securities — 9.58%	(000)

Freddie Mac 0.12%–0.281% due 6/27/2011–3/2/2012	$701,100	700,774
U.S. Treasury Bills 0.07%–0.222% due 6/23–11/17/2011	332,900	332,838
Coca-Cola Co. 0.12%–0.22% due 6/1–9/2/20114	212,500	212,462
Fannie Mae 0.13%–0.155% due 8/8/2011–1/3/2012	202,100	202,033
Jupiter Securitization Co., LLC 0.13%–0.18% due 6/13–8/15/20114	140,400	140,364
Federal Farm Credit Banks 0.17%–0.281% due 9/9/2011–2/23/2012	133,784	133,681
Procter & Gamble Co. 0.11%–0.19% due 6/2–6/28/20114	94,600	94,597
Federal Home Loan Bank 0.14%–0.25% due 6/1–10/12/2011	71,000	70,995
Private Export Funding Corp. 0.20%–0.22% due 6/7–9/20/20114	67,300	67,275
Variable Funding Capital Company LLC 0.16%–0.19% due 7/11–7/14/20114	64,900	64,885
Johnson & Johnson 0.16% due 7/15/20114	63,000	62,989
Merck & Co. Inc. 0.11% due 6/16/20114	47,800	47,798
Wal-Mart Stores, Inc. 0.09% due 6/9/20114	43,000	42,999
Straight-A Funding LLC 0.25% due 6/3/20114	30,749	30,748
Ciesco LLC 0.13% due 7/1/2011	25,000	24,997
Abbott Laboratories 0.10% due 7/5/20114	20,000	19,998
John Deere Credit Ltd. 0.12% due 7/5/20114	20,000	19,998
Paccar Financial Corp. 0.16% due 8/12/2011	14,900	14,893

Total short-term securities (cost: $2,283,886,000)		2,284,324

Total investment securities (cost: $17,295,595,000)		23,958,888
Other assets less liabilities		(99,805)

Net assets		$23,859,083

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $498,567,000, which represented 2.09% of the net assets of the fund. This amount includes $497,682,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $804,113,000, which represented 3.37% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended May 31, 2011, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	5/31/2011
	shares	Additions	Reductions	shares	(000)	(000)

Hologic, Inc.	14,374,100	—	600,000	13,774,100	$—	$296,143
Endo Pharmaceuticals Holdings Inc.	4,700,000	1,350,000	—	6,050,000	—	251,862
MITIE Group PLC	22,902,000	—	—	22,902,000	—	87,228
					$—	$635,233

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents present the fund’s valuation levels as of May 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$5,523,449	$106,677	*	$—	$5,630,126
Health care	3,737,572	29,043	*	—	3,766,615
Consumer discretionary	3,626,586	—		—	3,626,586
Industrials	2,044,324	227,346	*	—	2,271,670
Financials	1,981,462	—		—	1,981,462
Energy	1,726,217	27,449	*	—	1,753,666
Consumer staples	1,026,807	107,167	*	—	1,133,974
Materials	433,338	—		—	433,338
Telecommunication services	327,009	—		—	327,009
Miscellaneous	749,233	—		—	749,233
Convertible securities	—	885		—	885
Short-term securities	—	2,284,324		—	2,284,324
Total	$21,175,997	$2,782,891		$—	$23,958,888

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $497,682,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$6,949,105
Gross unrealized depreciation on investment securities	(285,875)
Net unrealized appreciation on investment securities	6,663,230
Cost of investment securities for federal income tax purposes	17,295,658

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-902-0711O-S29469

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: July 29, 2011

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: July 29, 2011